Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.6%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.(1)	112,485	$3,033,294

		$3,033,294

Banks — 7.7%
Banco Santander SA(1)	709,622	$3,028,862
Bank of America Corp.(1)	94,084	2,886,497
Canadian Imperial Bank of Commerce(1)	44,839	3,527,529
Citigroup, Inc.(1)	69,885	4,973,016
ING Groep NV(1)	176,750	1,961,173
KeyCorp(1)	176,621	3,244,528
Societe Generale SA(1)	67,730	1,659,024
UniCredit SpA(1)	139,502	1,642,568
Wells Fargo & Co.(1)	88,802	4,298,905

		$27,222,102

Beverages — 3.9%
Anheuser-Busch InBev SA/NV(1)	41,633	$4,185,640
Coca-Cola Co. (The)(1)	102,551	5,397,259
Diageo PLC(1)	99,865	4,164,388

		$13,747,287

Biotechnology — 0.7%
CSL, Ltd.(1)	17,097	$2,667,856

		$2,667,856

Building Products — 1.1%
Assa Abloy AB, Class B(1)	169,441	$3,886,491

		$3,886,491

Capital Markets — 0.6%
TD Ameritrade Holding Corp.(1)	39,506	$2,018,757

		$2,018,757

Chemicals — 2.4%
BASF SE(1)	43,762	$2,905,107
Ecolab, Inc.(1)	12,635	2,548,859
Sika AG(1)	20,332	2,935,415

		$8,389,381

Construction & Engineering — 0.0%(2)
Abengoa SA, Class A(1)(3)	103,700	$2,144
Abengoa SA, Class B(1)(3)	1,072,295	9,447

		$11,591

Consumer Finance — 2.6%
Capital One Financial Corp.(1)	40,581	$3,750,496
Discover Financial Services(1)	29,951	2,687,803

Security	Shares	Value
Navient Corp.(1)	74,381	$1,052,491
OneMain Holdings, Inc.(1)	45,484	1,885,312

		$9,376,102

Diversified Financial Services — 1.4%
ORIX Corp.(1)	360,783	$5,149,069

		$5,149,069

Electric Utilities — 3.0%
Iberdrola SA(1)	406,194	$3,853,719
NextEra Energy, Inc.(1)	32,137	6,657,822

		$10,511,541

Electrical Equipment — 2.8%
Legrand SA(1)	66,646	$4,694,641
Melrose Industries PLC(1)	2,264,703	5,111,233

		$9,805,874

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.(1)	23,881	$2,821,779
Keyence Corp.(1)	7,611	4,367,563

		$7,189,342

Entertainment — 2.9%
Nintendo Co., Ltd.(1)	6,349	$2,335,751
Walt Disney Co. (The)(1)	55,329	7,912,600

		$10,248,351

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.(1)	31,120	$6,585,615
Equity Residential(1)	29,489	2,326,387

		$8,912,002

Food Products — 2.5%
Mondelez International, Inc., Class A(1)	85,087	$4,551,304
Nestle SA(1)	40,530	4,299,713

		$8,851,017

Health Care Equipment & Supplies — 4.9%
Baxter International, Inc.(1)	50,629	$4,251,317
Boston Scientific Corp.(1)(3)	100,312	4,259,247
Danaher Corp.(1)	33,340	4,684,270
Intuitive Surgical, Inc.(1)(3)	5,062	2,629,760
Straumann Holding AG(1)	1,886	1,538,605

		$17,363,199

Health Care Providers & Services — 0.9%
Anthem, Inc.(1)	11,445	$3,371,811

		$3,371,811

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC(1)	135,776	$3,435,201

		$3,435,201

Household Products — 0.7%
Reckitt Benckiser Group PLC(1)	33,528	$2,591,824

		$2,591,824

Security	Shares	Value
Industrial Conglomerates — 0.5%
DCC PLC(1)	23,250	$1,960,641

		$1,960,641

Insurance — 4.1%
AIA Group, Ltd.(1)	233,601	$2,395,518
Assurant, Inc.(1)	18,238	2,067,460
Aviva PLC(1)	636,537	3,125,152
Chubb, Ltd.(1)	25,314	3,868,992
Prudential PLC(1)	153,370	3,155,469

		$14,612,591

Interactive Media & Services — 6.6%
Alphabet, Inc., Class C(1)(3)	12,343	$15,017,481
Facebook, Inc., Class A(1)(3)	32,257	6,265,277
Tencent Holdings, Ltd.(1)	45,243	2,108,006

		$23,390,764

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)(3)	6,823	$12,737,040

		$12,737,040

IT Services — 2.9%
Amadeus IT Group SA(1)	77,222	$6,034,660
Visa, Inc., Class A(1)	23,990	4,270,220

		$10,304,880

Leisure Products — 1.4%
Yamaha Corp.(1)	109,493	$5,161,763

		$5,161,763

Life Sciences Tools & Services — 0.9%
Lonza Group AG(1)	9,669	$3,312,151

		$3,312,151

Machinery — 5.8%
Atlas Copco AB, Class A(1)	72,981	$2,229,141
Fortive Corp.(1)	37,167	2,826,550
Gardner Denver Holdings, Inc.(1)(3)	88,406	2,914,746
ITT, Inc.(1)	67,596	4,219,342
Stanley Black & Decker, Inc.(1)	28,008	4,133,701
Xylem, Inc.(1)	53,323	4,281,304

		$20,604,784

Metals & Mining — 1.4%
Rio Tinto, Ltd.(1)	71,911	$4,812,813

		$4,812,813

Multi-Utilities — 1.3%
CMS Energy Corp.(1)	77,486	$4,511,235

		$4,511,235

Oil, Gas & Consumable Fuels — 6.0%
BP PLC(1)	433,498	$2,868,346
ConocoPhillips(1)	47,936	2,832,059
EOG Resources, Inc.(1)	45,904	3,940,858
Phillips 66(1)	48,631	4,987,595
Royal Dutch Shell PLC, Class B(1)	210,304	6,642,452

		$21,271,310

Security	Shares	Value
Personal Products — 1.3%
Unilever PLC(1)	74,733	$4,496,098

		$4,496,098

Pharmaceuticals — 5.8%
Eli Lilly & Co.(1)	33,341	$3,632,502
GlaxoSmithKline PLC(1)	223,929	4,631,058
Johnson & Johnson(1)	31,138	4,054,791
Novo Nordisk A/S, Class B(1)	58,709	2,819,166
Zoetis, Inc.(1)	47,007	5,400,634

		$20,538,151

Professional Services — 2.1%
Recruit Holdings Co., Ltd.(1)	122,031	$4,132,271
Verisk Analytics, Inc.(1)	22,279	3,380,170

		$7,512,441

Semiconductors & Semiconductor Equipment — 3.1%
ASML Holding NV(1)	21,612	$4,815,678
Infineon Technologies AG(1)	115,778	2,144,459
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	92,212	3,930,998

		$10,891,135

Software — 3.5%
Microsoft Corp.(1)	90,349	$12,311,858

		$12,311,858

Specialty Retail — 4.0%
Industria de Diseno Textil SA(1)	162,360	$4,858,186
Lowe’s Cos., Inc.(1)	31,949	3,239,629
Tiffany & Co.(1)	20,603	1,935,034
TJX Cos., Inc. (The)(1)	43,898	2,395,075
Ulta Beauty, Inc.(1)(3)	5,173	1,806,670

		$14,234,594

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.(1)	36,815	$7,843,067

		$7,843,067

Textiles, Apparel & Luxury Goods — 2.2%
adidas AG(1)	10,069	$3,209,424
LVMH Moet Hennessy Louis Vuitton SE(1)	8,668	3,580,398
Samsonite International SA(1)(4)	602,187	1,179,136

		$7,968,958

Wireless Telecommunication Services — 1.5%
Tele2 AB, Class B(1)	373,530	$5,337,509

		$5,337,509

Total Common Stocks (identified cost $307,304,159)		$371,595,875

Preferred Stocks — 7.4%

Security	Shares	Value
Banks — 2.1%
AgriBank FCB, 6.875% to 1/1/24(1)(5)	16,581	$1,792,821
CoBank ACB, Series F, 6.25% to 10/1/22(1)(5)	16,600	1,749,225

Security	Shares	Value
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	2,500	$269,375
Farm Credit Bank of Texas, Series 1, 10.00%(1)	906	988,672
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(6)	840	621,600
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(5)	19,418	533,024
Texas Capital Bancshares, Inc., 6.50%(1)	31,915	855,641
Wells Fargo & Co., Series Y, 5.625%(1)	18,150	477,708

		$7,288,066

Consumer Finance — 0.5%
Capital One Financial Corp., Series C, 6.25%(1)	71,350	$1,820,138

		$1,820,138

Electric Utilities — 0.8%
Duke Energy Corp., Series A, 5.75%	87,500	$2,419,375
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	19,531	496,478

		$2,915,853

Equity Real Estate Investment Trusts (REITs) — 0.8%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	86,750	$659,300
SITE Centers Corp., Series A, 6.375%(1)	49,475	1,299,708
SITE Centers Corp., Series K, 6.25%(1)	1,375	35,764
Vornado Realty Trust, Series K, 5.70%(1)	25,220	640,336

		$2,635,108

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(1)(4)	22,100	$2,221,050
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	6,085	541,565

		$2,762,615

Independent Power and Renewable Electricity Producers — 0.6%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	74,140	$2,050,712

		$2,050,712

Insurance — 0.6%
Athene Holding, Ltd., Series A, 6.35% to 6/30/29(5)	77,175	$2,108,421

		$2,108,421

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	17,395	$442,877

		$442,877

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(5)	128,725	$2,748,279

		$2,748,279

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	19,280	$479,494

		$479,494

Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 6.50%	32,975	$846,798

		$846,798

Total Preferred Stocks (identified cost $26,738,449)		$26,098,361

Corporate Bonds & Notes — 17.5%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.4%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(5)(7)	$1,708	$1,595,306

		$1,595,306

Banks — 10.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(5)(7)	$1,200	$1,133,580
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(4)(5)(7)	230	232,358
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(5)(7)	1,445	1,577,962
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(5)(7)	910	969,468
Barclays PLC, 7.75% to 9/15/23(5)(7)	2,105	2,145,974
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(5)(7)	650	688,652
Citigroup, Inc., Series R, 6.125% to 11/15/20(5)(7)	662	683,614
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(5)(7)	816	911,558
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(7)	1,838	1,954,189
Danske Bank A/S, 7.00% to 6/26/25(5)(7)(8)	2,045	2,133,477
HSBC Holdings PLC, 6.375% to 9/17/24(5)(7)	2,920	3,037,778
ING Groep NV, 6.50% to 4/16/25(5)(7)	2,945	3,083,415
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(5)(7)	2,824	3,016,639
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(5)(7)	2,447	2,570,941
Nordea Bank Abp, 6.125% to 9/23/24(4)(5)(7)	2,000	2,061,430
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(5)(7)	805	864,369
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21(5)(7)	1,375	1,466,094
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(7)	1,390	1,389,513
Societe Generale SA, 7.375% to 10/4/23(4)(5)(7)	930	969,027
Standard Chartered PLC, 7.75% to 4/2/23(1)(4)(5)(7)	1,765	1,898,637
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(5)(7)	540	535,086
UniCredit SpA, 8.00% to 6/3/24(1)(5)(7)(8)	2,222	2,239,776
Zions Bancorp NA, 5.80% to 6/15/23(1)(5)(7)	220	221,807

		$35,785,344

Capital Markets — 1.2%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(5)(7)	$1,820	$1,827,317
UBS Group AG, 6.875% to 8/7/25(1)(5)(7)(8)	2,421	2,583,243

		$4,410,560

Construction & Engineering — 0.0%(2)
Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(1)(4)(9)	$438	$6,564

		$6,564

Diversified Financial Services — 0.4%
Textron Financial Corp., 4.253%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(6)	$553	$428,777
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)(7)	920	840,659

		$1,269,436

Electric Utilities — 0.9%
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$970	$1,056,349
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)(7)	833	855,195
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(5)	1,105	1,145,089

		$3,056,633

Food Products — 0.6%
Land O’ Lakes, Inc., 8.00%(1)(4)(7)	$2,103	$2,171,347

		$2,171,347

Security	Principal Amount (000’s omitted)	Value
Gas Utilities — 0.0%(2)
NiSource, Inc., 5.65% to 6/15/23(5)(7)	$100	$99,554

		$99,554

Insurance — 0.3%
Principal Financial Group, Inc., 4.70% to 5/15/20, 5/15/55(5)	$1,025	$1,020,920

		$1,020,920

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(4)(5)	$1,634	$1,902,009

		$1,902,009

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)	$1,400	$1,460,781
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(5)	275	286,701

		$1,747,482

Oil, Gas & Consumable Fuels — 1.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(5)(7)	$1,528	$1,199,480
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(7)	2,260	33,332
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(5)(7)	2,595	2,506,718

		$3,739,530

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	$1,025	$950,893

		$950,893

Pipelines — 1.1%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(5)(7)	$2,128	$2,010,385
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(1)(5)	1,905	1,822,171

		$3,832,556

Specialty Retail — 0.0%(2)
Signet UK Finance PLC, 4.70%, 6/15/24	$81	$70,470

		$70,470

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$480	$511,992

		$511,992

Total Corporate Bonds & Notes (identified cost $63,366,904)		$62,170,596

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
First Trust Preferred Securities and Income ETF(1)	439,166	$8,620,829

Total Exchange-Traded Funds (identified cost $8,830,630)		$8,620,829

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(10)	5,141,251	$5,141,251

Total Short-Term Investments (identified cost $5,141,157)		$5,141,251

Total Investments — 133.3% (identified cost $411,381,299)		$473,626,912

Other Assets, Less Liabilities — (33.3)%		$(118,438,788)

Net Assets — 100.0%		$355,188,124

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $19,232,560 or 5.4% of the Fund’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated dividend/interest rate represents the rate in effect at July 31, 2019.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $6,956,496 or 2.0% of the Fund’s net assets.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $166,210.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.4%	$267,142,158
United Kingdom	11.1	52,336,016
Japan	4.5	21,146,417
Spain	4.0	18,927,162
Switzerland	3.5	16,623,316
Netherlands	3.5	16,502,718
France	2.6	12,292,603
Sweden	2.4	11,453,141
Canada	2.0	9,667,884
Germany	1.7	8,258,990
Denmark	1.1	4,952,643
Australia	1.0	4,569,865
Belgium	0.9	4,185,640
Taiwan	0.8	3,930,998
Italy	0.8	3,882,344
Hong Kong	0.5	2,395,518
China	0.5	2,108,006
Finland	0.4	2,061,430
Mexico	0.2	1,073,017
Israel	0.2	950,893
Brazil	0.1	545,324
Exchange-Traded Funds	1.8	8,620,829

Total Investments	100.0%	$473,626,912

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

USD	-	United States Dollar

The Fund did not have any open derivative instruments at July 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3**	Total
Common Stocks
Communication Services	$29,195,358	$9,781,266		$—	$38,976,624
Consumer Discretionary	22,113,448	21,424,108		—	43,537,556
Consumer Staples	9,948,563	19,737,663		—	29,686,226
Energy	11,760,512	9,510,798		—	21,271,310
Financials	36,261,786	22,116,835		—	58,378,621
Health Care	32,284,332	14,968,836		—	47,253,168
Industrials	24,789,107	22,026,009		—	46,815,116
Information Technology	31,177,922	17,362,360		—	48,540,282
Materials	2,548,859	10,653,335		—	13,202,194
Real Estate	8,912,002	—		—	8,912,002
Utilities	11,169,057	3,853,719		—	15,022,776
Total Common Stocks	$220,160,946	$151,434,929	*	$—	$371,595,875
Preferred Stocks
Consumer Staples	$—	$2,762,615		$—	$2,762,615
Energy	3,227,773	—		—	3,227,773
Financials	5,794,932	5,421,693		—	11,216,625
Real Estate	3,481,906	—		—	3,481,906
Utilities	5,409,442	—		—	5,409,442
Total Preferred Stocks	$17,914,053	$8,184,308		$—	$26,098,361
Corporate Bonds & Notes	$—	$62,164,032		$6,564	$62,170,596
Exchange-Traded Funds	8,620,829	—		—	8,620,829
Short-Term Investments	—	5,141,251		—	5,141,251
Total Investments	$246,695,828	$226,924,520		$6,564	$473,626,912

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.